Convertible Debt (Details) - Schedule of Convertible Loan - 2017 Convertible Loans [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Convertible Loan [Line Items]
Balance, beginning	$ 44,310
Effects of currency translation	(1,307)
Balance, ending	$ 43,003